                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04020

Morgan Stanley California Tax-Free Income Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                       (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS September 30, 2004 (unaudited)

PRINCIPAL
AMOUNT IN                                                                        COUPON     MATURITY
THOUSANDS                                                                         RATE        DATE         VALUE
---------                                                                         ----        ----         -----
             CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (93.3%)
             General Obligation  (14.6%)
             California,
$  5,000          Ser 1990                                                         7.00%     08/01/07    $ 5,642,600
   5,000          Ser 1990                                                         7.00      08/01/08      5,793,700
   2,000          Veterans Ser AT                                                  9.50      02/01/10      2,602,680
   2,400          Veterans Ser BH (AMT) (FSA)                                      5.40      12/01/16      2,469,480
   2,850          Various Purpose dtd 04/01/93 (FSA)                               5.50      04/01/19      2,898,820
   5,000          Various Purpose dtd 04/01/02                                     6.00      04/01/19      5,967,100
  10,000          Various Purpose Ser 1996 (Ambac)                                 5.25      06/01/21     10,533,500
   3,000     Huntington Beach High School Election, 2003 Ser A (FSA)               5.00      08/01/27      3,092,700
   5,000     Los Angeles, Ser A                                                    5.00      09/01/24      5,228,650
             Los Angeles Community College District,
   5,000          2001 Ser A (MBIA)                                                5.50      08/01/20      5,622,450
   5,000          2001 Ser A (MBIA)                                                5.50      08/01/21      5,585,650
             Los Angeles Unified School District,
   5,000          2003 Ser A (FSA)                                                 5.25      07/01/20      5,470,950
  10,000          1997 Ser B (FGIC)                                                5.00      07/01/23     10,309,000
   6,500     North Orange County Community College District, 2002 Ser A (MBIA)    5.375      08/01/21      7,142,980
   5,000     Placentia - Yorba Linda United School District, 2002 Ser A (FGIC)     5.00      08/01/26      5,148,250
             Puerto Rico,
   8,000          Public Improvement Ser 1999                                      4.75      07/01/23      8,039,440
   3,000          Public Improvement Ser 1998 (Secondary MBIA)                    4.875      07/01/23      3,086,160
--------                                                                                                 -----------
  87,750                                                                                                  94,634,110
--------                                                                                                 -----------
             Educational Facilities Revenue (1.6%)
   5,000     California Educational Facilities Authority, University of San        5.00      10/01/22      5,203,100
                  Diego Ser 1998 (Ambac)
   5,000     University California, Ser 2003 Q (FSA)                               5.00      09/01/24      5,206,500
--------                                                                                                 -----------
  10,000                                                                                                  10,409,600
--------                                                                                                 -----------
             Electric Revenue  (8.4%)
  10,000     California State Department of Water Resources, Power Supply         5.375      05/01/21     10,748,200
                  Ser 2002 A
  25,000     Los Angeles Department of Water & Power, 2001 Ser A (FSA)             5.25      07/01/22     26,954,500
             Southern California Public Power Authority,
   1,750          Transmission Refg Ser 1988 (FGIC)                                0.00      07/01/06      1,686,353
   3,500          Mead-Adelanto 1994 A (Ambac)                                     8.52++    07/01/15      4,324,075
   2,500          Mead-Phoenix 1994 Ser A (Ambac)                                  8.52++    07/01/15      3,088,625
   2,750          Transmission Refg Ser 2002 A (FSA)                               5.25      07/01/18      3,037,980
             Puerto Rico Electric Power Authority,
   2,000          Power Ser II (MBIA)                                             5.375      07/01/19      2,226,760
   2,150          Power Ser X                                                      5.50      07/01/25      2,213,511
--------                                                                                                 -----------
  49,650                                                                                                  54,280,004
--------                                                                                                 -----------
             Hospital Revenue  (7.6%)
   8,000     Antelope Valley Healthcare District,  Refg Ser 1997 A (FSA)           5.20      01/01/20      8,572,080
             California Health Facilities Financing Authority,
   3,000          Scripps Memorial Hospitals Ser 1992 A (MBIA)                    6.375      10/01/22      3,066,360
   2,500          Sutter/CHS Ser 1996 A (MBIA)                                    5.875      08/15/16      2,714,500
   5,000     California Infrastructure & Economic Development Bank, Kaiser         5.55      08/01/31      5,182,550
                  Assistance Ser 2001 A
   1,805     California Statewide Communities Development Authority,               6.50      08/01/12      2,039,885
                  Cedars-Sinai Medical Center Ser 1992 COPs
  14,000     Duarte, City of Hope National Medical Center Ser 1999 A COPs          5.25      04/01/19     14,203,840

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
   7,500     Madera County, Valley Children's Hospital Ser 1995 COPs (MBIA)        6.50      03/15/15      9,123,975
   4,000     Rancho Mirage Joint Powers Financing Authority, Eisenhower            5.25      07/01/17      4,324,800
--------          Medical Center Ser 1997 A COPs (MBIA)                                                  -----------

  45,805                                                                                                  49,227,990
--------                                                                                                 -----------
             Industrial Development/Pollution Control Revenue  (2.4%)
             California Pollution Control Financing Authority,
   5,000          San Diego Gas & Electric Co 1996 Ser A                           5.90      06/01/14      5,333,000
  10,000          Southern California Edison Co 1992 Ser B (AMT)                   6.40      12/01/24     10,049,800
--------                                                                                                 -----------
  15,000                                                                                                  15,382,800
--------                                                                                                 -----------
             Mortgage Revenue - Multi-Family (0.3%)
   2,000     California Housing Finance Agency, Rental II 1992 Ser B               6.70      08/01/15      2,003,000
--------                                                                                                 -----------
             Mortgage Revenue - Single Family (0.4%)
   1,125     California Housing Finance Agency, 1995 Ser B-2 (AMT)                 6.30      08/01/24      1,162,125
             California Rural Home Financing Authority,
     465          Home 1997 Ser D-CL 5 (AMT)                                       6.70      05/01/29        469,882
     405          1997 Ser A-2 (AMT)                                               7.00      09/01/29        408,791
     270          Home 1998 Ser A (AMT)                                            6.35      12/01/29        272,824
--------                                                                                                 -----------
   2,265                                                                                                   2,313,622
--------                                                                                                 -----------
             Public Facilities Revenue  (4.5%)
   4,000     Anaheim Public Financing Authority, 1997 Ser C (FSA)                  6.00      09/01/16      4,825,560
             California Public Works Board,
   5,000          Department of Corrections 2004 Ser E (XLCA)                      5.00      06/01/18      5,412,000
  10,000          Department of Corrections Refg 1993 Ser A (Ambac)                5.00      12/01/19     10,943,300
   4,000     Sacramento City Financing Authority, 2002 Ser A (FSA)                 5.25      12/01/17      4,453,160
   5,000     Puerto Rico Public Buildings Authority, 2002 Ser D (Ambac)            0.00 #    07/01/31      3,552,000
--------                                                                                                 -----------
  28,000                                                                                                  29,186,020
--------                                                                                                 -----------
             Recreational Facilities Revenue (0.5%)
   2,000     California State University, Fresno Event Center Sr Ser 2002          6.00      07/01/26      2,121,500
   1,400     San Diego County, San Diego Natural History Museum COPs               5.70      02/01/28      1,282,568
--------                                                                                                 -----------
   3,400                                                                                                   3,404,068
--------                                                                                                 -----------
             Tax Allocation Revenue  (6.1%)
   1,500     Fontana Public Finance Authority, Ser 2003 A (Ambac)                 5.375      09/01/25      1,600,470
             Long Beach Bond Finance Authority,
   3,205          Downtown North Long Beach 2002 Ser A (Ambac)                    5.375      08/01/19      3,511,174
   2,380          Downtown North Long Beach 2002 Ser A (Ambac)                    5.375      08/01/20      2,593,962
  20,000     Long Beach Financing Authority, Ser 1992 (Ambac)                      6.00      11/01/17     23,838,200
   8,000     San Jose Redevelopment Agency, Ser 1999 (Ambac)                       4.75      08/01/23      8,080,400
--------                                                                                                 -----------
  35,085                                                                                                  39,624,206
--------                                                                                                 -----------
             Transportation Facilities Revenue (17.6%)
  10,000     Alameda Corridor Transportation Authority, Sr Lien Ser 1999 A         5.25      10/01/21     10,831,900
                  (MBIA)
   4,000     Bay Area Toll Authority, San Francisco Bay Area Toll Bridge 2001      5.00      04/01/18      4,310,560
                   Ser D
   3,000     California Infrastructure and Economic Development Bank, Bay          5.25      07/01/21      3,264,060
                  Area Toll Bridges Seismic Retrofit First Lien Ser 2003 A (FSA)
             Foothill/Eastern Transportation Corridor Agency,
   5,000          Toll Road Ser 1999 (MBIA)                                       5.125      01/15/19      5,382,000
  14,000          Toll Road Ser 1999                                               0.00 ##   01/15/23     11,161,360
             Long Beach,
   5,000          Harbor Refg Ser 1998 A (AMT) (FGIC)                              6.00      05/15/17      5,855,850
   3,000          Harbor Refg Ser 1998 A (AMT) (FGIC)                              6.00      05/15/19      3,525,960
  10,000          Harbor Ser 1995 (AMT) (MBIA)                                     5.25      05/15/25     10,325,900
   5,000     Orange County, Airport Refg Ser 1997 (AMT) (MBIA)                     5.50      07/01/11      5,458,150

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
             Port of Oakland,
   5,200          Ser 2002 M (FGIC)                                                5.25      11/01/19      5,727,384
   2,000          Ser 2002 M (FGIC)                                                5.25      11/01/20      2,164,740
   5,000     San Diego County Regional Transportation Commission, Sales            4.75      04/01/08      5,433,750
                  Tax 1994 Ser A (FGIC)
   5,000     San Francisco Airports Commission, San Francisco Int'l Airport       5.125      05/01/26      5,157,550
             Second Ser Refg Issue 27B (FGIC)
             San Francisco Bay Area Rapid Transit District,
     795          Sales Tax Ser 1995 (FGIC)                                        5.50      07/01/15        824,105
   9,500          Sales Tax Ser 1998 (Ambac)                                       4.75      07/01/23      9,649,910
             San Joaquin Hills Transportation Corridor Agency,
   6,000          Toll Road Refg Ser 1997 A (MBIA)                                 0.00      01/15/15      3,866,700
  10,000          Toll Road Senior Lien Ser 1993                                   5.00      01/01/33      8,799,800
  10,000     San Jose, Airport Ser 2001 A (FGIC)                                   5.00      03/01/25     10,250,500
   2,000     Puerto Rico Highway & Transportation Authority, Ser 1998 A            4.75      07/01/38      1,950,580
--------                                                                                                 -----------
 114,495                                                                                                 113,940,759
--------                                                                                                 -----------
             Water & Sewer Revenue  (18.4%)
  20,000     California Department of Water Resources, Center Valley Ser Y         5.00      12/01/25     20,761,000
                  (FGIC)
   4,000     Corona Public Financing Authority, Water Ser 1998 (FGIC)              4.75      09/01/23      4,060,680
  10,000     East Bay Municipal Utility District, Water Ser 2001 (MBIA)            5.00      06/01/26     10,258,600
   8,000     Eastern Municipal Water District,  Water & Sewer Refg Ser 1998        4.75      07/01/23      8,085,680
                  A COPs (FGIC)
   5,000     Los Angeles Department of Water & Power, Water 2001 Ser A            5.125      07/01/41      5,073,400
  20,000     Los Angeles, Wastewater Refg Ser 2003 B (FSA)                         5.00      06/01/22     21,069,800
   3,195     Metropolitan Water District of Southern California, 2004 Ser A        5.00      07/01/26      3,253,053
  10,000     Sacramento Financing Authority, Water & Capital Impr 2001 Ser         5.00      12/01/26     10,258,600
                  A (Ambac)
   5,000     San Diego County Water Authority Revenue, Ser 2004 A (FSA)            5.00      05/01/29      5,142,700
  10,000     San Diego Public Facilities Authority, Sewer Ser 1993 A               5.25      05/15/20     10,073,100
             San Francisco Public Utilities Commission,
   5,650          Water 2002 Ser A (MBIA)                                          5.00      11/01/20      5,994,763
  10,000          Water 1996 Ser A                                                 5.00      11/01/21     10,253,700
   5,000     West Basin Municipal Water District, Refg Ser 2003 A COPs (MBIA)      5.00      08/01/30      5,080,000
--------                                                                                                 -----------

 115,845                                                                                                 119,365,076
--------                                                                                                 -----------
             Other Revenue  (1.7%)
  10,000     California, Economic Recovery Ser 2004 A                              5.00      07/01/16     10,717,500
--------                                                                                                 -----------
             Refunded  (9.2%)
             Foothill/Eastern Transportation Corridor Agency,
  15,000          Toll Road Sr Lien Ser 1995 A                                     6.00      01/01/07+    16,361,550
   4,000          Toll Road Sr Lien Ser 1995 A                                     0.00 ###  01/01/10+     4,801,280
             Los Angeles Convention & Exhibition Center Authority,
  10,000          Ser 1985 COPs                                                    9.00      12/01/05+    10,851,700
  14,000          Ser 1985 COPs                                                    9.00      12/01/05+    15,192,380
   6,000     San Diego County Water Authority, Ser 1991 B COPs (MBIA)             11.07++    04/27/06+     7,057,680
   5,250     Southern California Public Power Authority, Transmission Refg         0.00      07/01/06      5,065,200
--------          Ser 1988 A (FGIC) (ETM)                                                                -----------

  54,250                                                                                                  59,329,790
--------                                                                                                 -----------
 573,545     TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (Cost $559,489,859)                             603,818,545
--------                                                                                                 -----------

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
             SHORT-TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS  (5.5%)
  22,100     California Department of Water Resources, Power Supply Ser B          1.71*     05/01/22     22,100,000
                  (Demand 10/01/04)
   8,135     Newport Beach, Hoag Memorial/Presbyterian Hospital Ser 1992           1.66*     10/01/22      8,135,000
                  (Demand 10/01/04)
   5,000     Orange County Sanitation District Ser 2000 A COPs                     1.73*     08/01/30      5,000,000
--------          (Demand 10/01/04)                                                                     ------------
  35,235     TOTAL SHORT-TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS                                 35,235,000
--------          (Cost $35,235,000)                                                                    ------------
$608,780     TOTAL INVESTMENTS (Cost $594,724,859) (a)                             98.8%                 639,053,545
========
             OTHER ASSETS IN EXCESS OF LIABILITIES                                  1.2                    7,857,542
                                                                                  -----                 ------------
             NET ASSETS                                                           100.0%                $646,911,087
                                                                                  =====                 ============

----------------
        AMT       Alternative Minimum Tax.

        COPs      Certificates of Participation.

        ETM       Escrowed to maturity.

         *        Current coupon of variable rate demand obligation.

         # Currently a zero coupon security; will convert to 5.45% on 07/01/12.

        # # Currently a zero coupon security; will convert to 5.85% on 07/15/09.

       # # # Currently a zero coupon security; will convert to 7.15% on 01/01/05.

         +        Prerefunded to call date shown.

        ++ Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $14,470,380 which represents 2.2% of net assets.

         (a) The aggregate cost for federal income tax purposes is $594,724,859. The aggregate gross unrealized appreciation is $44,878,122 and the aggregate gross unrealized depreciation is $549,436, resulting in net unrealized appreciation of $44,328,686.

Bond Insurance:

        Ambac     Ambac Assurance Corporation.

        FGIC      Financial Guaranty Insurance Company.

        FSA       Financial Security Assurance Inc.

        MBIA      Municipal Bond Investors Assurance Corporation.

        XLCA      XL Capital Assurance Inc.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Tax-Free Income Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2004

                                       3